Notes payable	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Notes payable

Note 20.      Notes payable

Notes payable consisted of the following:

	As at December 31,	As at December 31,
USD'000	2023	2022
Short-term loan	4,085	4,121
Short-term loan from shareholders	79	75
Total notes payable	4,164	4,196

As at December 31, 2023, the current notes payable balance was made up of:

-	a USD 4,030,000 short-term loan with ExWorks (see detail in Note 22), and

-	a CHF 46,600 (USD 55,388) current portion of the Covid loans with UBS (see Note 22).

As at December 31, 2023, the short-term loan from shareholders was made up of loans from the noncontrolling shareholders of WISeKey SAARC for a total amount of USD 78,950 at closing rate (USD 75,038 as at December 31, 2022). These loans do not bear interest. See Note 36 for detail.

The weighted–average interest rate on current notes payable, excluding loans from shareholders at 0% interest rate, was respectively 10% and 10% per annum as at December 31, 2023 and December 31, 2022.